Quarterly Holdings Report
for
Fidelity® Specialized High Income Central Fund
November 30, 2023
SHI-NPRT1-0124
1.824030.118
Corporate Bonds - 93.2%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.3%
Broadcasting - 0.3%
DISH Network Corp. 3.375% 8/15/26	2,658,000	1,202,744
Nonconvertible Bonds - 92.9%
Aerospace - 3.0%
BWX Technologies, Inc. 4.125% 6/30/28 (b)	995,000	899,249
Howmet Aerospace, Inc. 6.75% 1/15/28	1,555,000	1,604,777
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)	1,265,000	1,120,507
Moog, Inc. 4.25% 12/15/27 (b)	1,460,000	1,354,792
Rolls-Royce PLC 5.75% 10/15/27 (b)	1,270,000	1,254,826
TransDigm, Inc. 6.25% 3/15/26 (b)	5,853,000	5,812,600
		12,046,751
Air Transportation - 1.5%
American Airlines, Inc.:
7.25% 2/15/28 (b)	1,500,000	1,481,467
8.5% 5/15/29 (b)(c)	615,000	634,399
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	587,500	578,369
Rand Parent LLC 8.5% 2/15/30 (b)	1,510,000	1,427,309
United Airlines, Inc. 4.375% 4/15/26 (b)	2,170,000	2,063,522
		6,185,066
Automotive - 0.3%
Ford Motor Co. 6.1% 8/19/32	1,100,000	1,071,330
Automotive & Auto Parts - 2.3%
Allison Transmission, Inc. 3.75% 1/30/31 (b)	1,270,000	1,060,737
Dana, Inc. 4.5% 2/15/32	365,000	299,282
Ford Motor Co.:
3.25% 2/12/32	885,000	705,844
5.291% 12/8/46	445,000	361,720
Ford Motor Credit Co. LLC:
2.3% 2/10/25	360,000	342,096
2.7% 8/10/26	1,200,000	1,088,515
2.9% 2/10/29	360,000	305,457
4% 11/13/30	1,710,000	1,469,978
4.687% 6/9/25	1,005,000	976,360
5.113% 5/3/29	650,000	610,852
5.125% 6/16/25	660,000	645,176
LCM Investments Holdings 4.875% 5/1/29 (b)	160,000	139,814
Macquarie AirFinance Holdings:
8.125% 3/30/29 (b)	330,000	336,320
8.375% 5/1/28 (b)	415,000	425,458
Thor Industries, Inc. 4% 10/15/29 (b)	475,000	407,623
		9,175,232
Banks & Thrifts - 0.7%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	1,105,000	989,046
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625% 3/1/29 (b)	1,360,000	1,194,533
UniCredit SpA:
5.861% 6/19/32 (b)(d)	163,000	153,491
7.296% 4/2/34 (b)(d)	412,000	403,482
Western Alliance Bancorp. 3% 6/15/31 (d)	210,000	169,174
		2,909,726
Broadcasting - 2.7%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(e)	650,000	15,438
Nexstar Media, Inc. 5.625% 7/15/27 (b)	1,655,000	1,566,988
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)	465,000	390,858
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)	365,000	295,328
5% 8/1/27 (b)	4,520,000	4,294,403
5.5% 7/1/29 (b)	2,845,000	2,643,460
TEGNA, Inc.:
4.625% 3/15/28	1,670,000	1,518,748
5% 9/15/29	240,000	213,288
		10,938,511
Building Materials - 2.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	1,880,000	1,785,385
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	385,000	384,570
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	1,965,000	1,685,603
Knife River Holding Co. 7.75% 5/1/31 (b)	865,000	888,409
Smyrna Ready Mix LLC 8.875% 11/15/31 (b)	665,000	676,372
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)	2,485,000	2,178,183
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)(c)	305,000	305,000
		7,903,522
Cable/Satellite TV - 2.8%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)	200,000	166,840
4.5% 8/15/30 (b)	1,280,000	1,098,256
4.5% 5/1/32	2,370,000	1,951,995
5% 2/1/28 (b)	4,914,000	4,604,804
CSC Holdings LLC:
3.375% 2/15/31 (b)	495,000	337,663
4.125% 12/1/30 (b)	5,000	3,559
5.375% 2/1/28 (b)	700,000	595,166
VZ Secured Financing BV 5% 1/15/32 (b)	1,805,000	1,478,368
Ziggo BV 4.875% 1/15/30 (b)	900,000	770,330
		11,006,981
Chemicals - 5.0%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)	1,200,000	1,137,710
INEOS Finance PLC 6.75% 5/15/28 (b)	690,000	657,434
Methanex Corp.:
5.125% 10/15/27	1,585,000	1,494,259
5.25% 12/15/29	130,000	119,679
5.65% 12/1/44	1,034,000	833,473
NOVA Chemicals Corp.:
5% 5/1/25 (b)	2,000,000	1,938,709
5.25% 6/1/27 (b)	1,960,000	1,764,289
Nufarm Australia Ltd. 5% 1/27/30 (b)	895,000	792,889
Olin Corp.:
5% 2/1/30	1,944,000	1,785,028
5.125% 9/15/27	2,525,000	2,403,926
SPCM SA 3.125% 3/15/27 (b)	360,000	320,639
The Chemours Co. LLC:
4.625% 11/15/29 (b)	500,000	420,111
5.375% 5/15/27	2,885,000	2,742,052
Tronox, Inc. 4.625% 3/15/29 (b)	1,095,000	931,035
Valvoline, Inc. 4.25% 2/15/30 (b)	1,410,000	1,393,054
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)	1,235,000	1,176,097
7.375% 3/1/31 (b)	125,000	121,868
		20,032,252
Consumer Products - 1.3%
Kohl's Corp. 4.25% 7/17/25	45,000	43,290
Mattel, Inc.:
3.75% 4/1/29 (b)	630,000	558,228
6.2% 10/1/40	375,000	352,051
Newell Brands, Inc.:
6.375% 4/1/36 (f)	565,000	498,976
6.625% 9/15/29	2,025,000	1,973,575
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)	2,375,000	1,908,327
		5,334,447
Containers - 3.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)	2,055,000	1,817,945
Ball Corp.:
2.875% 8/15/30	2,035,000	1,685,844
3.125% 9/15/31	2,680,000	2,213,164
6% 6/15/29	900,000	898,027
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	965,000	841,007
OI European Group BV 4.75% 2/15/30 (b)	1,170,000	1,053,000
Sealed Air Corp.:
5% 4/15/29 (b)	2,565,000	2,391,192
6.875% 7/15/33 (b)	680,000	681,301
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31 (b)	715,000	731,946
		12,313,426
Diversified Financial Services - 5.1%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)	1,000,000	880,000
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (b)	2,830,000	2,822,925
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)	550,000	559,523
GGAM Finance Ltd.:
7.75% 5/15/26 (b)	880,000	881,334
8% 2/15/27 (b)	545,000	548,532
Gn Bondco LLC 9.5% 10/15/31 (b)	730,000	693,390
HTA Group Ltd. 7% 12/18/25 (b)	765,000	747,038
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27	2,490,000	2,247,225
6.25% 5/15/26	3,149,000	2,973,109
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (b)	1,005,000	927,296
LPL Holdings, Inc. 4% 3/15/29 (b)	1,420,000	1,266,786
Navient Corp. 6.75% 6/15/26	900,000	898,422
OneMain Finance Corp.:
3.5% 1/15/27	2,975,000	2,658,394
6.875% 3/15/25	1,585,000	1,596,593
7.125% 3/15/26	624,000	629,217
		20,329,784
Diversified Media - 0.7%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	810,000	721,942
Lamar Media Corp. 3.625% 1/15/31	2,300,000	1,968,605
		2,690,547
Energy - 12.3%
Altus Midstream LP 5.875% 6/15/30 (b)	740,000	704,915
Apache Corp.:
4.25% 1/15/30	244,000	221,696
5.1% 9/1/40	686,000	565,110
5.25% 2/1/42	1,030,000	827,842
5.35% 7/1/49	170,000	132,593
Centennial Resource Production LLC:
5.875% 7/1/29 (b)	190,000	181,450
7% 1/15/32 (b)	375,000	376,027
Cheniere Energy Partners LP 3.25% 1/31/32	1,405,000	1,156,707
Chesapeake Energy Corp. 6.75% 4/15/29 (b)	1,400,000	1,395,020
CNX Midstream Partners LP 4.75% 4/15/30 (b)	1,050,000	914,263
Continental Resources, Inc. 5.75% 1/15/31 (b)	1,860,000	1,805,149
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (b)	700,000	672,000
CVR Energy, Inc.:
5.25% 2/15/25 (b)	840,000	827,622
5.75% 2/15/28 (b)	175,000	161,824
DCP Midstream Operating LP:
5.6% 4/1/44	100,000	93,159
6.45% 11/3/36 (b)	435,000	442,368
8.125% 8/16/30	30,000	33,907
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	905,000	882,802
Energy Transfer LP:
5.625% 5/1/27 (b)	2,198,000	2,159,645
6% 2/1/29 (b)	1,910,000	1,881,560
7.375% 2/1/31 (b)	370,000	380,382
EnLink Midstream LLC 5.625% 1/15/28 (b)	920,000	892,630
EnLink Midstream Partners LP:
5.05% 4/1/45	290,000	230,277
5.45% 6/1/47	605,000	508,962
5.6% 4/1/44	1,018,000	867,457
EQM Midstream Partners LP:
4.75% 1/15/31 (b)	1,140,000	1,015,320
5.5% 7/15/28	905,000	879,640
6.5% 7/15/48	550,000	505,970
7.5% 6/1/27 (b)	710,000	725,682
EQT Corp. 3.9% 10/1/27	1,654,000	1,561,376
Hess Midstream Partners LP:
5.125% 6/15/28 (b)	1,130,000	1,081,393
5.625% 2/15/26 (b)	592,000	584,600
Hilcorp Energy I LP/Hilcorp Finance Co.:
6.25% 11/1/28 (b)	380,000	369,727
6.25% 4/15/32 (b)	2,000,000	1,847,203
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	3,570,000	3,390,779
Occidental Petroleum Corp.:
4.3% 8/15/39	340,000	259,153
5.55% 3/15/26	1,660,000	1,654,502
6.125% 1/1/31	765,000	772,528
6.2% 3/15/40	330,000	325,370
8.875% 7/15/30	715,000	814,421
PBF Holding Co. LLC/PBF Finance Corp. 6% 2/15/28	800,000	768,456
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)	1,095,000	980,392
4.95% 7/15/29 (b)	570,000	526,136
6.875% 4/15/40 (b)	220,000	200,542
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	1,075,000	1,101,391
Sunnova Energy Corp. 11.75% 10/1/28 (b)	325,000	278,754
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,295,000	1,180,318
5.875% 3/15/28	215,000	210,561
6% 4/15/27	1,405,000	1,396,830
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	265,000	233,358
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	255,000	235,249
6% 3/1/27 (b)	1,111,000	1,068,504
6% 12/31/30 (b)	1,360,000	1,227,979
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.5% 3/1/30	280,000	270,276
Valaris Ltd. 8.375% 4/30/30 (b)	560,000	563,343
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	445,000	390,201
3.875% 11/1/33 (b)	365,000	298,743
4.125% 8/15/31 (b)	430,000	370,907
6.25% 1/15/30 (b)	2,515,000	2,468,139
Venture Global LNG, Inc. 8.125% 6/1/28 (b)	1,100,000	1,090,614
Western Gas Partners LP 4.65% 7/1/26	122,000	118,471
		49,082,195
Environmental - 0.9%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	850,000	843,491
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)	1,275,000	1,238,095
6% 6/15/30 (b)	220,000	212,407
GFL Environmental, Inc. 6.75% 1/15/31 (b)	300,000	302,625
Stericycle, Inc. 3.875% 1/15/29 (b)	925,000	815,613
		3,412,231
Food & Drug Retail - 1.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)	3,770,000	3,341,320
4.625% 1/15/27 (b)	1,400,000	1,344,988
4.875% 2/15/30 (b)	1,000,000	935,011
6.5% 2/15/28 (b)	695,000	697,873
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	575,000	226,406
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	865,000	734,074
		7,279,672
Food/Beverage/Tobacco - 1.9%
C&S Group Enterprises LLC 5% 12/15/28 (b)	700,000	563,500
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30	1,660,000	1,573,430
Lamb Weston Holdings, Inc. 4.375% 1/31/32 (b)	2,460,000	2,144,129
Pilgrim's Pride Corp. 4.25% 4/15/31	1,000,000	866,033
Post Holdings, Inc. 5.625% 1/15/28 (b)	2,000,000	1,945,979
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	175,000	157,889
7.25% 1/15/32 (b)	360,000	368,330
		7,619,290
Gaming - 2.5%
Boyd Gaming Corp. 4.75% 12/1/27	1,300,000	1,230,694
Caesars Entertainment, Inc. 4.625% 10/15/29 (b)	1,400,000	1,230,187
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (b)	1,005,000	943,589
Melco Resorts Finance Ltd.:
5.375% 12/4/29 (b)	535,000	446,177
5.75% 7/21/28 (b)	805,000	716,450
MGM Resorts International 5.75% 6/15/25	620,000	616,473
Ontario Gaming GTA LP 8% 8/1/30 (b)	195,000	196,971
VICI Properties LP / VICI Note Co.:
4.25% 12/1/26 (b)	725,000	683,045
4.5% 9/1/26 (b)	2,592,000	2,462,142
4.625% 6/15/25 (b)	315,000	306,300
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.5% 3/1/25 (b)	1,330,000	1,313,975
		10,146,003
Healthcare - 7.3%
180 Medical, Inc. 3.875% 10/15/29 (b)	1,175,000	1,024,612
Avantor Funding, Inc.:
3.875% 11/1/29 (b)	1,000,000	885,838
4.625% 7/15/28 (b)	1,215,000	1,136,476
Centene Corp.:
2.45% 7/15/28	70,000	60,694
2.5% 3/1/31	1,390,000	1,111,333
3.375% 2/15/30	2,000,000	1,729,636
4.25% 12/15/27	1,425,000	1,345,200
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	1,665,000	1,480,202
4.25% 5/1/28 (b)	150,000	139,004
Community Health Systems, Inc. 4.75% 2/15/31 (b)	1,720,000	1,261,930
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)	640,000	540,937
HCA Holdings, Inc. 5.375% 2/1/25	1,600,000	1,590,676
Hologic, Inc.:
3.25% 2/15/29 (b)	1,125,000	987,809
4.625% 2/1/28 (b)	170,000	160,242
IQVIA, Inc. 5% 5/15/27 (b)	2,630,000	2,545,874
Jazz Securities DAC 4.375% 1/15/29 (b)	2,005,000	1,803,751
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)	1,000,000	868,520
3.875% 5/15/32 (b)	1,485,000	1,245,357
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	1,550,000	1,376,353
5.125% 4/30/31 (b)	1,050,000	826,123
Teleflex, Inc. 4.25% 6/1/28 (b)	305,000	280,897
Tenet Healthcare Corp.:
4.625% 6/15/28	3,945,000	3,674,344
4.875% 1/1/26	690,000	677,983
5.125% 11/1/27	2,500,000	2,398,357
		29,152,148
Homebuilders/Real Estate - 2.7%
Century Communities, Inc. 3.875% 8/15/29 (b)	430,000	373,231
Greystar Real Estate Partners 7.75% 9/1/30 (b)	165,000	167,857
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (b)	460,000	416,405
Howard Hughes Corp. 4.375% 2/1/31 (b)	1,935,000	1,606,050
Kennedy-Wilson, Inc. 4.75% 2/1/30	715,000	546,546
LGI Homes, Inc. 8.75% 12/15/28 (b)	285,000	293,151
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	1,205,000	742,493
5% 10/15/27	3,516,000	2,800,858
5.25% 8/1/26	415,000	361,109
Ryan Specialty Group LLC 4.375% 2/1/30 (b)	530,000	478,325
Service Properties Trust:
3.95% 1/15/28	85,000	67,895
5.5% 12/15/27	480,000	427,372
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (b)	725,000	705,512
TopBuild Corp. 4.125% 2/15/32 (b)	765,000	653,744
Uniti Group LP / Uniti Group Finance, Inc. 4.75% 4/15/28 (b)	1,630,000	1,351,230
		10,991,778
Hotels - 1.4%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	1,130,000	949,024
4% 5/1/31 (b)	3,185,000	2,802,204
Hilton Grand Vacations Borrower Escrow LLC 5% 6/1/29 (b)	1,000,000	883,185
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	426,000	414,270
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	592,000	544,886
		5,593,569
Leisure - 1.8%
Carnival Corp.:
4% 8/1/28 (b)	1,200,000	1,089,870
7% 8/15/29 (b)	720,000	734,082
7.625% 3/1/26 (b)	1,465,000	1,473,089
NCL Corp. Ltd. 8.375% 2/1/28 (b)	865,000	894,800
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)	325,000	312,686
5.5% 4/1/28 (b)	2,700,000	2,579,239
		7,083,766
Metals/Mining - 3.0%
Arsenal AIC Parent LLC 8% 10/1/30 (b)	215,000	219,366
Cleveland-Cliffs, Inc.:
4.875% 3/1/31 (b)	1,920,000	1,650,400
6.75% 4/15/30 (b)	740,000	719,894
ERO Copper Corp. 6.5% 2/15/30 (b)	835,000	714,050
FMG Resources Pty Ltd. 4.5% 9/15/27 (b)	1,900,000	1,793,277
Howmet Aerospace, Inc. 5.95% 2/1/37	600,000	589,824
Mineral Resources Ltd. 8% 11/1/27 (b)	3,775,000	3,782,267
Novelis Corp. 3.875% 8/15/31 (b)	3,100,000	2,609,304
		12,078,382
Paper - 0.4%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (b)	1,155,000	993,393
6% 6/15/27 (b)	475,000	461,004
		1,454,397
Restaurants - 1.2%
Garden SpinCo Corp. 8.625% 7/20/30 (b)	150,000	157,449
Yum! Brands, Inc.:
3.625% 3/15/31	3,770,000	3,238,030
4.625% 1/31/32	1,500,000	1,348,878
5.35% 11/1/43	175,000	159,906
		4,904,263
Services - 5.5%
ADT Corp.:
4.125% 8/1/29 (b)	360,000	319,979
4.875% 7/15/32 (b)	355,000	311,094
AECOM 5.125% 3/15/27	2,030,000	1,973,592
Aramark Services, Inc. 5% 2/1/28 (b)	1,660,000	1,570,943
ASGN, Inc. 4.625% 5/15/28 (b)	1,580,000	1,470,316
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)	1,595,000	1,466,555
4% 7/1/29 (b)	140,000	127,534
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (b)	540,000	559,888
CoreCivic, Inc. 8.25% 4/15/26	275,000	280,474
Fair Isaac Corp. 4% 6/15/28 (b)	1,835,000	1,688,136
Gartner, Inc.:
3.625% 6/15/29 (b)	205,000	183,174
3.75% 10/1/30 (b)	530,000	462,749
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	800,000	779,000
Iron Mountain, Inc.:
4.875% 9/15/27 (b)	500,000	473,315
4.875% 9/15/29 (b)	4,870,000	4,434,778
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (b)	2,545,000	2,302,446
Service Corp. International 5.125% 6/1/29	2,695,000	2,573,725
Sotheby's 7.375% 10/15/27 (b)	315,000	288,873
TriNet Group, Inc.:
3.5% 3/1/29 (b)	595,000	517,650
7.125% 8/15/31 (b)	360,000	363,600
		22,147,821
Steel - 0.2%
Commercial Metals Co. 3.875% 2/15/31	755,000	640,659
Super Retail - 2.3%
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)	1,130,000	1,017,680
5% 2/15/32 (b)	650,000	566,973
Bath & Body Works, Inc.:
6.625% 10/1/30 (b)	2,295,000	2,271,572
6.875% 11/1/35	1,165,000	1,102,211
Gap, Inc. 3.875% 10/1/31 (b)	360,000	284,341
Hanesbrands, Inc. 4.875% 5/15/26 (b)	1,270,000	1,196,708
Levi Strauss & Co. 3.5% 3/1/31 (b)	525,000	439,688
Nordstrom, Inc. 4.375% 4/1/30	1,300,000	1,080,869
The William Carter Co. 5.625% 3/15/27 (b)	1,154,000	1,119,108
		9,079,150
Technology - 6.9%
Acuris Finance U.S. 5% 5/1/28 (b)	670,000	534,613
Block, Inc. 2.75% 6/1/26	360,000	331,997
Broadcom, Inc. 2.45% 2/15/31 (b)	1,055,000	867,431
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)	440,000	439,622
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)	705,000	723,182
Coherent Corp. 5% 12/15/29 (b)	1,385,000	1,253,458
Crowdstrike Holdings, Inc. 3% 2/15/29	610,000	535,584
Elastic NV 4.125% 7/15/29 (b)	410,000	366,025
Entegris, Inc.:
3.625% 5/1/29 (b)	2,000,000	1,748,460
4.375% 4/15/28 (b)	2,100,000	1,959,573
Gartner, Inc. 4.5% 7/1/28 (b)	820,000	768,024
Gen Digital, Inc. 5% 4/15/25 (b)	1,000,000	991,900
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (b)	1,400,000	1,354,329
Match Group Holdings II LLC:
3.625% 10/1/31 (b)	575,000	470,063
4.125% 8/1/30 (b)	705,000	613,484
ON Semiconductor Corp. 3.875% 9/1/28 (b)	620,000	560,496
Open Text Corp.:
3.875% 2/15/28 (b)	2,760,000	2,511,903
3.875% 12/1/29 (b)	1,200,000	1,049,559
Qorvo, Inc. 4.375% 10/15/29	950,000	859,815
Roblox Corp. 3.875% 5/1/30 (b)	890,000	764,288
Seagate HDD Cayman:
5.75% 12/1/34	600,000	550,239
8.25% 12/15/29 (b)	2,460,000	2,612,609
Sensata Technologies BV:
4% 4/15/29 (b)	1,115,000	1,001,031
5.625% 11/1/24 (b)	1,000,000	1,007,807
Sensata Technologies, Inc. 3.75% 2/15/31 (b)	1,335,000	1,128,675
TTM Technologies, Inc. 4% 3/1/29 (b)	1,360,000	1,209,081
Twilio, Inc. 3.875% 3/15/31	295,000	254,501
Viavi Solutions, Inc. 3.75% 10/1/29 (b)	725,000	605,462
VM Consolidated, Inc. 5.5% 4/15/29 (b)	595,000	539,195
		27,612,406
Telecommunications - 3.3%
Altice Financing SA 5% 1/15/28 (b)	1,195,000	1,023,225
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	2,719,000	2,467,832
Cogent Communications Group, Inc. 7% 6/15/27 (b)	830,000	815,475
Level 3 Financing, Inc. 10.5% 5/15/30 (b)	1,100,000	1,020,250
Millicom International Cellular SA:
4.5% 4/27/31 (b)	200,000	159,300
5.125% 1/15/28 (b)	1,800,000	1,624,500
SBA Communications Corp.:
3.125% 2/1/29	2,700,000	2,351,256
3.875% 2/15/27	705,000	663,647
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)	3,700,000	3,175,118
		13,300,603
Textiles/Apparel - 0.1%
Foot Locker, Inc. 4% 10/1/29 (b)	190,000	153,372
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	125,000	108,125
		261,497
Transportation Ex Air/Rail - 0.2%
XPO, Inc.:
6.25% 5/1/25 (b)	168,000	166,353
6.25% 6/1/28 (b)	560,000	553,238
		719,591
Utilities - 6.7%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	1,355,000	1,133,697
4.75% 3/15/28 (b)	290,000	271,384
DCP Midstream Operating LP 5.125% 5/15/29	3,305,000	3,249,025
DPL, Inc. 4.35% 4/15/29	800,000	724,940
FirstEnergy Corp. 2.25% 9/1/30	2,460,000	2,001,175
Global Partners LP/GLP Finance Corp. 7% 8/1/27	1,700,000	1,629,425
NextEra Energy Partners LP 4.25% 9/15/24 (b)	146,000	139,065
NRG Energy, Inc.:
5.25% 6/15/29 (b)	1,251,000	1,165,459
5.75% 1/15/28	1,319,000	1,286,750
6.625% 1/15/27	339,000	336,432
PG&E Corp.:
5% 7/1/28	5,555,000	5,284,240
5.25% 7/1/30	2,395,000	2,249,779
TerraForm Power Operating LLC 5% 1/31/28 (b)	624,000	591,240
TransAlta Corp. 6.5% 3/15/40	545,000	513,663
Vertiv Group Corp. 4.125% 11/15/28 (b)	895,000	810,133
Vistra Operations Co. LLC:
5% 7/31/27 (b)	2,705,000	2,574,322
5.5% 9/1/26 (b)	2,052,000	2,014,192
5.625% 2/15/27 (b)	960,000	933,803
		26,908,724
TOTAL NONCONVERTIBLE BONDS		371,405,720
TOTAL CORPORATE BONDS (Cost $391,594,118)		372,608,464

Bank Loan Obligations - 0.3%
	Principal Amount (a)	Value ($)
Railroad - 0.2%
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.4901% 12/30/26 (d)(g)(h)	633,359	633,524
Services - 0.0%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9484% 12/21/28 (d)(g)(h)	128,375	128,559
Utilities - 0.1%
Brookfield WEC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0741% 8/1/25 (d)(g)(h)	326,700	327,108
TOTAL BANK LOAN OBLIGATIONS (Cost $1,080,184)		1,089,191

Preferred Securities - 1.1%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.6%
Ally Financial, Inc. 4.7% (d)(i)	2,610,000	1,837,005
Wells Fargo & Co. 7.625% (d)(i)	540,000	553,569
TOTAL BANKS & THRIFTS		2,390,574
Diversified Financial Services - 0.2%
Charles Schwab Corp.:
4% (d)(i)	715,000	539,914
5.375% (d)(i)	350,000	338,182
TOTAL DIVERSIFIED FINANCIAL SERVICES		878,096
Energy - 0.3%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6693% (d)(g)(i)	1,230,000	1,168,390
TOTAL PREFERRED SECURITIES (Cost $5,144,301)		4,437,060

Money Market Funds - 7.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (j) (Cost $31,194,279)	31,189,979	31,196,217

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $429,012,882)	409,330,932
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(9,737,588)
NET ASSETS - 100.0%	399,593,344

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $254,654,605 or 63.7% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Non-income producing - Security is in default.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	29,184,776	23,025,310	21,013,869	378,901	-	-	31,196,217	0.1%
Total	29,184,776	23,025,310	21,013,869	378,901	-	-	31,196,217

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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